John Hancock Global Climate Action Fund Average Annual Total Returns - Class I [Member]		12 Months Ended	24 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.09%	19.85%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		14.08%	15.39%
Performance Inception Date	Dec. 20, 2023
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.64%	12.74%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.14%	10.97%